Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitments
	2016	2015
	(In Thousands)

Commitments to extend credit:
Commitments to grant loans	$15,199	$10,415
Unadvanced portion of construction loans	5,009	1,338
Unfunded commitments under lines of credit	17,587	15,803

	$37,795	$27,556